Debt (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Senior Secured Credit Facility	Dec. 31, 2012 Senior Secured Credit Facility	Dec. 31, 2011 Senior Secured Credit Facility	Mar. 31, 2013 Senior Secured Credit Facility Tranche A	Dec. 31, 2012 Senior Secured Credit Facility Tranche A	Dec. 31, 2011 Senior Secured Credit Facility Tranche A	Dec. 31, 2012 Senior Secured Credit Facility Tranche B	Dec. 31, 2011 Senior Secured Credit Facility Tranche B	Mar. 31, 2013 Senior Secured Credit Facility Tranche C	Dec. 31, 2012 Senior Secured Credit Facility Tranche C	Mar. 31, 2013 Senior Secured Credit Facility Tranche D	Dec. 31, 2012 Senior Secured Credit Facility Tranche D	Dec. 31, 2011 Senior Secured Credit Facility Incremental Term Loan	Mar. 31, 2013 Senior Secured Credit Facility Tranche E	Mar. 31, 2013 Senior Secured Notes 4.875% due 2014	Dec. 31, 2012 Senior Secured Notes 4.875% due 2014	Dec. 31, 2011 Senior Secured Notes 4.875% due 2014	Dec. 31, 2011 Senior Notes 10.625% due 2015	Mar. 31, 2013 Senior Notes 7.375% due 2018	Dec. 31, 2012 Senior Notes 7.375% due 2018	Dec. 31, 2011 Senior Notes 7.375% due 2018	Nov. 30, 2010 Senior Notes 7.375% due 2018	Mar. 31, 2013 Senior Notes 7.625% due 2020	Dec. 31, 2012 Senior Notes 7.625% due 2020	Dec. 31, 2011 Senior Notes 7.625% due 2020	Nov. 30, 2010 Senior Notes 7.625% due 2020	Nov. 30, 2012 Senior Subordinated Notes 10.25% due 2015	Dec. 31, 2011 Senior Subordinated Notes 10.25% due 2015	Mar. 31, 2013 Senior Subordinated Notes 6.625% due 2019	Dec. 31, 2012 Senior Subordinated Notes 6.625% due 2019	Mar. 31, 2013 Accounts Receivable Facilities	Dec. 31, 2012 Accounts Receivable Facilities	Dec. 31, 2011 Accounts Receivable Facilities	Sep. 30, 2010 Accounts Receivable Facilities	Mar. 31, 2009 Accounts Receivable Facilities	Mar. 31, 2013 Debt and Capital Lease Obligations, Other	Dec. 31, 2012 Debt and Capital Lease Obligations, Other	Dec. 31, 2011 Debt and Capital Lease Obligations, Other
Debt Instrument [Line Items]
Debt agreement, outstanding amount				$ 3,502	$ 3,554	$ 4,272	$ 157	$ 207	$ 1,386	$ 1,719	$ 2,407	$ 427	$ 908	$ 718	$ 720	$ 479	$ 2,200																	$ 200	$ 250	$ 200	$ 200	$ 181
Senior Notes or Senior Subordinated Notes																		247	246	242	497	900	900	900	900	700	700	700	700	490	1,000	1,000	1,000
Other, primarily foreign bank debt and capital lease obligations																																							13	12	18
Total debt	6,562	6,662	7,829
Short-term borrowings and current portion of long-term debt	(441)	(63)	(10)
Long-term debt	$ 6,121	$ 6,599	$ 7,819